Warrants Liabilities	12 Months Ended
Dec. 31, 2025
Warrants Liabilities [Abstract]
WARRANTS LIABILITIES
24	WARRANTS LIABILITIES

OSN Streaming entered into a warrant purchase agreement dated April 1, 2024 where OSN Streaming has purchased an aggregate of 13,426,246 warrants at a purchase price of USD 0.0764 per warrant having a strike price of USD 11.50 each.

The warrants are initially recognised at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognised in profit or loss until the warrants are exercised, redeemed, or expire. The public warrants are listed on NASDAQ under the symbol “ANGHW”.

The outstanding warrants as of December 31, 2025 are as follows:

	Public	Private placement	Service
Opening balance as of January 1, 2025	10,000,000	14,146,246	152,800
Exercised during the year	-	-	-
Ending balance as of December 31, 2025	10,000,000	14,146,246	152,800

The outstanding warrants as of December 31, 2024 are as follows:

	Public	Private placement	Service
Opening balance as of January 1, 2024	10,000,000	720,000	152,800
Movement during asset acquisition	-	13,426,246	-
Exercised during the year	-	-	-
Ending balance as of December 31, 2024	10,000,000	14,146,246	152,800

Public Warrants

Each warrant entitles the registered holder to purchase one ordinary share at a price of USD 11.50 per share (or such lower price as the Group may determine pursuant to the terms of the warrant agreement), subject to adjustment as discussed below, at any time commencing on the later of 12 months from the closing of the VMAC’s public offering and 30 days after the completion of the Business Combination, provided in each case that the Group have an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Group permit holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

The warrants will expire five years after the completion of the Business Combination, which will be February 3, 2027 (or such later date as the Group may determine pursuant to the terms of the warrant agreement), or earlier upon redemption or liquidation.

Private Placement Warrants and Private Placement Unit Warrants

The private placement warrants and private placement unit warrants have the same terms & conditions as the public warrants, except that the private placement warrants and the private placement unit warrants and the ordinary shares issuable upon exercise of such warrants are not transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the private placement warrants and private placement unit warrants are non-redeemable so as long as they are held by the Sponsor, I-Bankers or their permitted transferees. If the private placement warrants and private placement unit warrants are held by someone other than the Sponsor, I-Bankers or their permitted transferees, the private placement warrants and private placement unit warrants will be redeemable by the Group and exercisable by such holders on the same basis as the public warrants.

Service Warrants

The service warrants are identical in terms to the public warrants and form part of the same class as, the public warrants.

The carrying value of the warrants is as follows:

	2025	2024
	USD	USD
At January 1	538,827	1,137,946
Recognized pursuant to the asset acquisition transaction	-	1,025,749
Change in fair value during the year	(173,859)	(1,624,868)
At December 31	364,968	538,827

The warrants are fair valued using Black-Scholes model. The following assumptions are used in calculating the fair values of the warrants:

	2025	2024

Volatility	84%	108%
Risk-free rate	4.049%	3.794%